INVENTORIES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INVENTORIES
Finished goods	$ 88.8	$ 87.6
Programs, broadcast and distribution rights	77.3	78.2
Raw materials and supplies	20.2	22.3
Total current inventories	186.3	188.1	$ 183.3
Cost of inventories included in purchase of goods and services	721.5	721.0	738.3
Write-downs of inventories	$ 4.7	$ 11.1	$ 6.8